Income Taxes (Textuals) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019
Income Taxes [Line Items]
Income tax expense due to reduction of deferred tax liabilities			$ 4,500
Unrecognized tax benefits	$ 732	$ 532	$ 532
Tax benefit connection with the reversal of substantially all of valuation allowance on net operating loss carryforwards				$ 35,700
Tax Year 2017
Income Taxes [Line Items]
U.S. corporate income tax rate			35.00%
Tax Year 2018
Income Taxes [Line Items]
U.S. corporate income tax rate		21.00%
Prestige Cruises International Inc
Income Taxes [Line Items]
Net operating loss carryforwards	$ 145,000	$ 177,500
U.S. federal and state net operating loss carryforwards, expiration year	2031
Operating loss carryforwards increase in ownership percentage	50.00%
Operating loss carryforwards, expiration period	3 years
NORWAY
Income Taxes [Line Items]
Net operating loss carryforwards	$ 13,300	13,900
U.K
Income Taxes [Line Items]
Net operating loss carryforwards	5,500	7,500
NCLC
Income Taxes [Line Items]
Net operating loss carryforwards	$ 238,800	$ 278,300
U.S. federal and state net operating loss carryforwards, expiration year	2031